Market risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Loan receivables	¥ 615,184	¥ 579,654
Market Risk [member]
Statement [Line Items]
Loan receivables	615,184	579,654
Loan payable	¥ 172,891	¥ 200,417